Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Schedule Of Purchase Price Allocation

May 1,
2012
Property, plant and equipment, net	$119,595
Current assets	6,852
Other long-term assets	7,525
Goodwill	1,679
Total assets acquired	135,651

Current liabilities	3,409
Long-term debt, excluding current portion	14,233
Other long-term liabilities	15,855
Total liabilities assumed	33,497

Net assets acquired	$102,154